Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Formation and operating costs	$ 468,110	$ 384,730	$ 1,219,117	$ 1,037,688	$ 851,777	$ 1,291,228
Loss from operations	(468,110)	(384,730)	(1,219,117)	(1,037,688)	(851,777)	(1,291,228)
Other income:
Recovery of previously incurred costs				341,684		341,684
Interest and dividends earned on investments held in trust account	163,950	607,876	585,304	880,096	17,690	1,195,135
Interest earned on cash held in bank	41	3	115	26		69
Total other income	163,991	607,879	585,419	1,221,806	17,690	1,536,888
(Loss) Income before provision for income taxes	(304,119)	223,149	(633,698)	184,118	(834,087)	245,660
Provision for income taxes	(77,724)	(128,936)	(166,523)	(133,611)		(185,423)
Net (loss) income	$ (381,843)	$ 94,213	$ (800,221)	$ 50,507	$ (834,087)	$ 60,237
Basic net (loss) income per share, common stock (in Dollars per share)					$ (0.08)	$ 0
Redeemable Class A Common Stock
Other income:
Basic weighted average common stock outstanding (in Shares)	1,328,809	14,645,135	1,526,615	14,645,135
Basic net (loss) income per share, common stock (in Dollars per share)	$ (0.06)	$ 0.01	$ (0.14)	$ 0
Non-redeemable Class A and Class B Common Stock
Other income:
Basic weighted average common stock outstanding (in Shares)	4,271,712	3,457,807	4,271,712	3,457,807
Basic net (loss) income per share, common stock (in Dollars per share)	$ (0.06)	$ 0.01	$ (0.14)	$ 0
Class A Common Stock
Other income:
Basic weighted average common stock outstanding (in Shares)					7,700,506	12,204,321
Basic net (loss) income per share, common stock (in Dollars per share)					$ (0.08)	$ 0
Class B Common Stock
Other income:
Basic weighted average common stock outstanding (in Shares)					3,189,105	3,457,807
Basic net (loss) income per share, common stock (in Dollars per share)					$ (0.08)	$ 0